Loans - Non-Performing Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Financing receivable, nonaccrual, interest income	$ 0
Non-Performing Financial Instruments
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	41,064,000	$ 49,931,000
Non-accrual loans without an allowance	21,990,000	11,114,000
Past due more than 90 days and accruing	11,259,000	13,253,000
Total amortized cost	74,313,000	74,298,000
Non-Performing Financial Instruments | Commercial loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	18,159,000	18,530,000
Non-accrual loans without an allowance	347,000	21,000
Past due more than 90 days and accruing	0	0
Total amortized cost	18,506,000	18,551,000
Non-Performing Financial Instruments | Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	45,000	2,000
Past due more than 90 days and accruing	0	0
Total amortized cost	45,000	2,000
Non-Performing Financial Instruments | Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	18,159,000	18,530,000
Non-accrual loans without an allowance	302,000	19,000
Past due more than 90 days and accruing	0	0
Total amortized cost	18,461,000	18,549,000
Non-Performing Financial Instruments | Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	1,494,000	885,000
Non-accrual loans without an allowance	1,688,000	3,855,000
Past due more than 90 days and accruing	0	0
Total amortized cost	3,182,000	4,740,000
Non-Performing Financial Instruments | Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	1,494,000	885,000
Non-accrual loans without an allowance	1,688,000	3,855,000
Past due more than 90 days and accruing	0	0
Total amortized cost	3,182,000	4,740,000
Non-Performing Financial Instruments | Consumer loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	790,000	967,000
Non-accrual loans without an allowance	178,000	192,000
Past due more than 90 days and accruing	295,000	284,000
Total amortized cost	1,263,000	1,443,000
Non-Performing Financial Instruments | Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	6,000	4,000
Past due more than 90 days and accruing	0	0
Total amortized cost	6,000	4,000
Non-Performing Financial Instruments | Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	141,000	117,000
Non-accrual loans without an allowance	20,000	0
Past due more than 90 days and accruing	0	0
Total amortized cost	161,000	117,000
Non-Performing Financial Instruments | Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	0	0
Past due more than 90 days and accruing	295,000	284,000
Total amortized cost	295,000	284,000
Non-Performing Financial Instruments | Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	649,000	850,000
Non-accrual loans without an allowance	152,000	188,000
Past due more than 90 days and accruing	0	0
Total amortized cost	801,000	1,038,000
Non-Performing Financial Instruments | Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	20,621,000	29,549,000
Non-accrual loans without an allowance	19,777,000	7,046,000
Past due more than 90 days and accruing	10,964,000	12,969,000
Total amortized cost	$ 51,362,000	$ 49,564,000